Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.11%
Aerospace & Defense–3.36%
BWX Technologies, Inc.	4,100	$282,900
Huntington Ingalls Industries, Inc.	148,500	34,105,995
Leonardo S.p.A. (Italy)	5,058,000	68,587,268
		102,976,163
Automotive Parts & Equipment–1.86%
Dana, Inc.	3,003,668	57,009,619
Casinos & Gaming–1.64%
Las Vegas Sands Corp.(b)	842,400	50,383,944
Coal & Consumable Fuels–0.92%
Cameco Corp. (Canada)(c)	803,544	28,252,607
Commercial & Residential Mortgage Finance–0.00%
MGIC Investment Corp.	1,858	31,103
Radian Group, Inc.	1,903	51,248
		82,351
Construction & Engineering–5.67%
AECOM	769,926	66,983,562
HOCHTIEF AG (Germany)	312,200	30,735,020
MasTec, Inc.(b)	646,900	76,172,475
		173,891,057
Construction Machinery & Heavy Transportation Equipment– 0.95%
Oshkosh Corp.	315,546	29,052,320
Copper–2.27%
Freeport-McMoRan, Inc.	1,560,200	69,662,930
Distributors–0.87%
LKQ Corp.	484,929	26,569,260
Diversified Chemicals–1.83%
Huntsman Corp.	1,887,400	56,187,898
Diversified Financial Services–0.49%
Apollo Global Management, Inc.	185,321	15,142,579
Diversified Metals & Mining–2.42%
Teck Resources Ltd., Class B (Canada)	1,672,200	74,295,846
Electric Utilities–1.58%
NRG Energy, Inc.	1,277,800	48,543,622
Electrical Components & Equipment–2.45%
nVent Electric PLC	1,200	63,456
Vertiv Holdings Co.	2,886,714	75,083,431
		75,146,887
Electronic Equipment & Instruments–0.01%
Crane NXT Co.	2,541	150,300
Electronic Manufacturing Services–4.83%
Flex Ltd.(b)	3,444,623	94,244,886
Jabil, Inc.(c)	487,378	53,938,123
		148,183,009
Shares		Value
Food Distributors–3.27%
Performance Food Group Co.(b)	591,754	$35,363,219
US Foods Holding Corp.(b)	1,522,716	65,065,655
		100,428,874
Forest Products–0.01%
Louisiana-Pacific Corp.	1,900	144,647
Gold–1.98%
Agnico Eagle Mines Ltd. (Canada)	1,160,670	60,830,715
Health Care Distributors–0.50%
Henry Schein, Inc.(b)(c)	192,800	15,190,712
Health Care Facilities–0.02%
Encompass Health Corp.	4,988	329,358
Universal Health Services, Inc., Class B	2,110	293,205
		622,563
Health Care Services–3.06%
Cigna Group (The)	209,300	61,764,430
Fresenius Medical Care AG & Co. KGaA (Germany)	620,800	32,167,710
		93,932,140
Hotels, Resorts & Cruise Lines–2.94%
Expedia Group, Inc.(b)	591,000	72,415,230
Hilton Grand Vacations, Inc.(b)(c)	6,556	304,854
Travel + Leisure Co.	428,132	17,437,816
		90,157,900
Household Products–2.18%
Spectrum Brands Holdings, Inc.(c)	854,071	66,967,707
Human Resource & Employment Services–1.03%
ManpowerGroup, Inc.	400,504	31,591,756
Independent Power Producers & Energy Traders–1.73%
Vistra Corp.	1,894,900	53,170,894
Industrial Machinery & Supplies & Components–0.02%
Crane Co.	2,541	238,066
Timken Co. (The)(c)	3,600	334,296
		572,362
Integrated Oil & Gas–1.93%
Cenovus Energy, Inc. (Canada)	3,118,500	59,313,870
Investment Banking & Brokerage–1.70%
Goldman Sachs Group, Inc. (The)	146,100	51,992,607
Managed Health Care–4.62%
Centene Corp.(b)	1,245,521	84,807,525
Molina Healthcare, Inc.(b)	186,700	56,848,283
		141,655,808
Oil & Gas Exploration & Production–12.20%
APA Corp.	1,861,800	75,384,282
ARC Resources Ltd. (Canada)	5,473,200	82,680,123
Diamondback Energy, Inc.	302,587	44,577,117
EQT Corp.	1,055,000	44,499,900

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Murphy Oil Corp.	701,100	$30,336,597
Ovintiv, Inc.(c)	1,331,100	61,350,399
Southwestern Energy Co.(b)	5,461,700	35,391,816
		374,220,234
Oil & Gas Refining & Marketing–2.09%
Phillips 66	574,200	64,052,010
Oil & Gas Storage & Transportation–1.57%
New Fortress Energy, Inc.(c)	1,681,150	47,996,832
Paper & Plastic Packaging Products & Materials–0.31%
Sealed Air Corp.	208,400	9,507,208
Regional Banks–6.64%
Huntington Bancshares, Inc.	5,645,799	69,104,580
Pinnacle Financial Partners, Inc.	924,500	70,169,550
Webster Financial Corp.	1,356,932	64,210,022
Western Alliance Bancorporation	1,000	51,950
		203,536,102
Research & Consulting Services–5.67%
CACI International, Inc., Class A(b)	86,544	30,328,479
Jacobs Solutions, Inc.	462,900	58,052,289
KBR, Inc.	1,388,900	85,403,461
Science Applications International Corp.	1,900	230,546
		174,014,775
Restaurants–1.07%
Restaurant Brands International, Inc. (Canada)(c)	430,200	32,936,112
Semiconductor Materials & Equipment–3.94%
Applied Materials, Inc.	202,300	30,666,657
Lam Research Corp.	47,100	33,840,879
MKS Instruments, Inc.	516,923	56,432,484
		120,940,020
Semiconductors–1.88%
Skyworks Solutions, Inc.	503,300	57,562,421
Silver–1.14%
Pan American Silver Corp. (Canada)	2,068,972	34,924,247
Specialty Chemicals–0.01%
Axalta Coating Systems Ltd.(b)	8,900	284,800
Shares		Value
Specialty Chemicals–(continued)
Element Solutions, Inc.	2,000	$41,920
		326,720
Trading Companies & Distributors–3.47%
AerCap Holdings N.V. (Ireland)(b)	4,800	306,288
Air Lease Corp., Class A	1,519,000	64,314,460
WESCO International, Inc.(c)	238,400	41,855,888
		106,476,636
Transaction & Payment Processing Services–1.98%
Fidelity National Information Services, Inc.	1,006,600	60,778,508
Total Common Stocks & Other Equity Interests (Cost $2,541,028,093)		3,009,374,772
Money Market Funds–1.85%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	19,946,592	19,946,592
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	14,107,118	14,108,529
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	22,796,106	22,796,106
Total Money Market Funds (Cost $56,850,733)		56,851,227
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,597,878,826)		3,066,225,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.35%
Invesco Private Government Fund, 5.24%(d)(e)(f)	45,525,167	45,525,167
Invesco Private Prime Fund, 5.38%(d)(e)(f)	118,636,693	118,636,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $164,154,833)		164,161,860
TOTAL INVESTMENTS IN SECURITIES–105.31% (Cost $2,762,033,659)		3,230,387,859
OTHER ASSETS LESS LIABILITIES—(5.31)%		(162,983,838)
NET ASSETS–100.00%		$3,067,404,021
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$33,035,495	$53,468,185	$(66,557,088)	$-	$-	$19,946,592	$241,596
Invesco Liquid Assets Portfolio, Institutional Class	23,460,147	38,191,561	(47,540,777)	(3,667)	1,265	14,108,529	173,745
Invesco Treasury Portfolio, Institutional Class	37,754,851	61,106,498	(76,065,243)	-	-	22,796,106	275,127
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$28,820,789	$167,223,635	$(150,519,257)	$-	$-	$45,525,167	$543,249*
Invesco Private Prime Fund	69,737,895	370,396,644	(321,497,443)	8,549	(8,952)	118,636,693	1,440,771*
Total	$192,809,177	$690,386,523	$(662,179,808)	$4,882	$(7,687)	$221,013,087	$2,674,488

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
08/14/2023	Goldman Sachs International	EUR	5,781,976	USD	6,499,837	$138,913
08/14/2023	Merrill Lynch International	EUR	6,197,077	USD	6,834,369	16,779
08/14/2023	Royal Bank of Canada	EUR	105,816,702	USD	117,670,818	1,258,710
Total Forward Foreign Currency Contracts						$1,414,402

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,877,884,774	$131,489,998	$—	$3,009,374,772
Money Market Funds	56,851,227	164,161,860	—	221,013,087
Total Investments in Securities	2,934,736,001	295,651,858	—	3,230,387,859
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,414,402	—	1,414,402
Total Investments	$2,934,736,001	$297,066,260	$—	$3,231,802,261

*	Unrealized appreciation.
Invesco Value Opportunities Fund